Summary of Derivative Instruments (Detail) - Designated as Hedges - Interest Rate Swap $ in Thousands	Dec. 31, 2021 USD ($)
Derivative [Line Items]
Notional amounts	$ 1,724,250
Amortizing | LIBOR
Derivative [Line Items]
Notional amounts	856,250
Amortizing | SOFR
Derivative [Line Items]
Notional amounts	$ 868,000